NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LARGE-CAP VALUE FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY SMALL-MID CAP CORE FUND

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

SUPPLEMENT DATED JUNE 16, 2010

TO THE SUMMARY PROSPECTUS DATED NOVEMBER 30, 2009

AND

TO THE PROSPECTUS DATED NOVEMBER 30, 2009,

EACH AS PREVIOUSLY SUPPLEMENTED MARCH 1, 2010

Gunther Stein has been named portfolio manager of the Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Core Fund, Small-Mid Cap Core Fund and Optimized Alpha Fund, succeeding David Wang and Rick Brandt, who are no longer portfolio managers of these funds.

Mr. Stein is Director of Investment Strategies at Symphony Asset Management LLC (“Symphony”), the funds’ sub-adviser. Prior to joining Symphony in 1999, Mr. Stein was a high yield portfolio manager at Wells Fargo Bank, where he managed a high yield portfolio, was responsible for investing in public high yield bonds and bank loans and managed a team of credit analysts.

There have been no changes in the funds’ investment objectives or policies.

PLEASE KEEP THIS WITH YOUR FUND’S

SUMMARY PROSPECTUS OR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SMPH1-0610P